Exhibit 99.1

CNH Equipment Trust 2022-B
$144,500,000 Class A-1 3.171% Asset Backed Notes due September 15, 2023
$297,500,000 Class A-2 3.940% Asset Backed Notes due December 15, 2025
$297,500,000 Class A-3 3.890% Asset Backed Notes due November 15, 2027
$77,400,000 Class A-4 3.910% Asset Backed Notes due March 15, 2028
$18,790,000 Class B 4.330% Asset Backed Notes due February 15, 2030

Please contact Sandy Tomlinson at 262-636-7833 with any questions regarding this report or email wwabs@cnhind.com
For additional information consult http://cnhindustrialcapital.com/investor info
Cutoff Date		8/31/2022
Date Added		7/31/2022
Pool	Period	Pool 1	Pool 2	Pool 3	Pool 4
Scheduled Cashflows	0	314,569.43	0.00	0.00	0.00
	1	5,503,109.63	0.00	0.00	0.00
	2	7,570,322.12	0.00	0.00	0.00
	3	13,913,344.44	0.00	0.00	0.00
	4	18,559,796.30	0.00	0.00	0.00
	5	17,653,908.97	0.00	0.00	0.00
	6	18,238,319.82	0.00	0.00	0.00
	7	25,875,890.99	0.00	0.00	0.00
	8	34,105,352.01	0.00	0.00	0.00
	9	26,062,757.63	0.00	0.00	0.00
	10	26,374,305.24	0.00	0.00	0.00
	11	26,893,408.63	0.00	0.00	0.00
	12	6,519,268.66	0.00	0.00	0.00
	13	6,699,736.33	0.00	0.00	0.00
	14	7,203,598.21	0.00	0.00	0.00
	15	8,566,400.02	0.00	0.00	0.00
	16	12,372,521.44	0.00	0.00	0.00
	17	10,062,226.99	0.00	0.00	0.00
	18	14,846,404.75	0.00	0.00	0.00
	19	25,291,407.07	0.00	0.00	0.00
	20	32,175,477.25	0.00	0.00	0.00
	21	25,876,280.93	0.00	0.00	0.00
	22	26,474,879.64	0.00	0.00	0.00
	23	26,924,298.46	0.00	0.00	0.00
	24	6,511,495.21	0.00	0.00	0.00
	25	6,786,649.62	0.00	0.00	0.00
	26	7,100,641.82	0.00	0.00	0.00
	27	8,048,178.82	0.00	0.00	0.00
	28	11,512,085.50	0.00	0.00	0.00
	29	9,156,991.57	0.00	0.00	0.00
	30	13,887,029.76	0.00	0.00	0.00
	31	24,657,912.07	0.00	0.00	0.00
	32	31,043,320.93	0.00	0.00	0.00
	33	25,204,136.31	0.00	0.00	0.00
	34	25,684,248.16	0.00	0.00	0.00
	35	25,380,967.10	0.00	0.00	0.00
	36	5,843,287.13	0.00	0.00	0.00
	37	6,084,793.45	0.00	0.00	0.00
	38	6,437,094.01	0.00	0.00	0.00
	39	6,655,391.96	0.00	0.00	0.00
	40	9,921,610.49	0.00	0.00	0.00
	41	7,765,960.07	0.00	0.00	0.00
	42	13,012,614.73	0.00	0.00	0.00
	43	23,471,451.70	0.00	0.00	0.00
	44	29,586,114.08	0.00	0.00	0.00
	45	23,996,138.33	0.00	0.00	0.00
	46	24,377,904.11	0.00	0.00	0.00
	47	24,054,609.12	0.00	0.00	0.00
	48	5,051,362.80	0.00	0.00	0.00
	49	5,224,230.33	0.00	0.00	0.00
	50	5,515,919.62	0.00	0.00	0.00
	51	5,592,108.83	0.00	0.00	0.00
	52	8,581,243.96	0.00	0.00	0.00
	53	6,486,284.14	0.00	0.00	0.00
	54	11,542,765.71	0.00	0.00	0.00
	55	21,611,792.71	0.00	0.00	0.00
	56	26,139,631.68	0.00	0.00	0.00
	57	19,989,231.85	0.00	0.00	0.00
	58	19,361,990.30	0.00	0.00	0.00
	59	19,307,985.65	0.00	0.00	0.00
	60	1,166,640.72	0.00	0.00	0.00
	61	1,153,981.53	0.00	0.00	0.00
	62	1,286,271.51	0.00	0.00	0.00
	63	1,456,024.76	0.00	0.00	0.00
	64	2,147,197.59	0.00	0.00	0.00
	65	1,432,276.58	0.00	0.00	0.00
	66	2,008,940.37	0.00	0.00	0.00
	67	3,452,268.91	0.00	0.00	0.00
	68	4,034,820.98	0.00	0.00	0.00
	69	2,995,494.62	0.00	0.00	0.00
	70	3,274,527.12	0.00	0.00	0.00
	71	3,012,081.10	0.00	0.00	0.00
	72	531,051.40	0.00	0.00	0.00
	73	491,333.54	0.00	0.00	0.00
	74	614,418.77	0.00	0.00	0.00
	75	698,667.26	0.00	0.00	0.00
	76	989,995.97	0.00	0.00	0.00
	77	703,715.95	0.00	0.00	0.00
	78	923,969.99	0.00	0.00	0.00
	79	1,881,505.08	0.00	0.00	0.00
	80	2,129,830.10	0.00	0.00	0.00
	81	1,289,787.00	0.00	0.00	0.00
	82	1,443,708.80	0.00	0.00	0.00
	83	925,563.35	0.00	0.00	0.00
	84	0.00	0.00	0.00	0.00
	85	0.00	0.00	0.00	0.00
	86	0.00	0.00	0.00	0.00

Total Amount of Scheduled Cashflow	Total	994,706,831.59	0.00	0.00	0.00
Discount Rate		7.500%	7.500%	7.500%	7.500%
Beginning Contract Value		835,690,644.63	0.00	0.00	0.00
Scheduled Contract Value Decline		303,184.15	0.00	0.00	0.00
Unscheduled Contract Value Decline		9,538,701.98	0.00	0.00	0.00
Additional Contract Value Added		0.00	0.00	0.00	0.00
Ending Contract Value		825,848,758.50	0.00	0.00	0.00
aggregate Statistical Contract Value (Outstanding Balance)		915,102,828.82

2022-B	Page 1

CNH Equipment Trust 2022-B
$144,500,000 Class A-1 3.171% Asset Backed Notes due September 15, 2023
$297,500,000 Class A-2 3.940% Asset Backed Notes due December 15, 2025
$297,500,000 Class A-3 3.890% Asset Backed Notes due November 15, 2027
$77,400,000 Class A-4 3.910% Asset Backed Notes due March 15, 2028
$18,790,000 Class B 4.330% Asset Backed Notes due February 15, 2030

Dated Date (30/360)	8/23/2022
Dated Date (act/360)	8/23/2022
Scheduled Payment Date	9/15/2022
Actual Payment Date	9/15/2022
Days in accrual period (30/360)	22
Days in accrual period (act/360)	23
Note Distribution Account Deposit	$11,792,187.39
Certificate Distribution Account deposit	$0.00
First Principal Payment Amount	$9,841,241.50
Turbo Principal Payment Amount (this period)	$3,000,485.77
Note Monthly Principal Distributable Amount (1)	$12,841,727.27
Spread Account Initial Deposit	$18,803,039.50
Amount required to be deposited into the Collection Account during the calendar month	$15,478,978.65

Collateral Summary
Wtd. Average Discount Rate	7.500%
Beginning Contract Value	835,690,644.63
Scheduled Contract Value Decline	303,184.15
Unscheduled Contract Value Decline	9,538,701.98
Additional Contract Value Purchased	0.00
Ending Contract Value	825,848,758.50

Total Beginning Balance (Pool Balance)	835,690,644.63
Pool Balance as of end of last day of preceding Collection Period	835,690,644.63
Total Ending Balance (Pool Balance )	825,848,758.50

Purchase amount of Receivables purchased due to Modification Events in the related Collection Period	$579,694.72
Purchase amount of all other purchases and repurchases in the related Collection Period	$0.00

Collections and Reinvestment Income
Receipts During the period (net of servicer's liquidation expenses)	$14,899,283.93

Warranty Repurchases
Contracts deferred beyond Final Scheduled Maturity Date	$0.00
Government obligors	$0.00
Total Warranty Repurchases	$0.00

Total Collections For The Period	$15,478,978.65

Reinvestment Income	$10,270.05

Total Collections + Reinvestment Income For The Period	$15,489,248.70

(1)  “Following is a simplified summary of how the Note Monthly Principal Distributable Amount is calculated: The Note Monthly Principal Distributable Amount shown above with respect to any Payment Date will equal the amount necessary to be paid on the Notes to reduce the Outstanding Amount of the Notes — after giving effect to the application of the First Principal Payment Amount (set forth in the line above the “Note Monthly Principal Distributable Amount”) to reduce such Outstanding Amount — to an amount equal to the Pool Balance as of the beginning of the current Collection Period, less the Cumulative Turbo Principal Payment Amount (overcollateralization) as of the previous Payment Date; provided that (a) the Note Monthly Principal Distributable Amount shall not exceed the aggregate Outstanding Amount of the Notes (after giving effect to the application of the First Principal Payment Amount  to reduce such Outstanding Amount) and (b) on the final maturity date for each Class of Notes, the Note Monthly Principal Distributable  Amount will at least equal the amount necessary to repay the Outstanding Amount of that Class of Notes and of any other Class of Notes  payable prior to that Class of Notes (after giving effect to the application of the First Principal Payment Amount to reduce such  Outstanding Amount). For purposes of the preceding sentence, the A-1 Notes, A-2 Notes, A-3 Notes and the A-4 Notes shall each  be deemed to be a separate Class of Notes.  Please see the transaction documents previously filed with respect to this issuing entity under Form 8-K for details regarding all of the preceding calculations and for the definitions of defined terms.”

2022-B	Page 2

CNH Equipment Trust 2022-B
$144,500,000 Class A-1 3.171% Asset Backed Notes due September 15, 2023
$297,500,000 Class A-2 3.940% Asset Backed Notes due December 15, 2025
$297,500,000 Class A-3 3.890% Asset Backed Notes due November 15, 2027
$77,400,000 Class A-4 3.910% Asset Backed Notes due March 15, 2028
$18,790,000 Class B 4.330% Asset Backed Notes due February 15, 2030

Actual Payment Date		General		Party Receiving	9/15/2022
		Purpose of		Fee or Expense
Calculation of Distributable Amounts		Fee or Expense		Amount

Current Asset Representation Fee Due		Provide for Asset Representations Reviewer			$0.00
Past Due Asset Representations Fee		as required		Clayton Fixed Income	$0.00
Total Asset Representations Fee Due				Services LLC	$0.00

CNH					CNH
Current Servicing Fee Due					$696,408.87
Past Due Servicing Fee					$0.00
Total Servicing Fee Due		Provide for servicer as required		NH Credit	$696,408.87
				Company LLC
Current Administration Fee Due			$500.00		$166.67
Past Due Administration Fee					$0.00
Total Administration Fee Due		Provide for trust administrator		CNH Capital	$166.67
				America LLC
Reimbursable Expenses of the Asset Representations Reviewer Due					$0.00
Past Due Reimburseable Expenses of the Asset Representations Reviewer					$0.00
Total Reimbursable Expenses of the Asset Representations Reviewer Due					$0.00
		To cover expenses of asset representations reviewer
Indemnities of the Asset Representations Reviewer Due					$0.00
Past Due Indemnities of the Asset Representations Reviewer					$0.00
Total Indemnities of the Asset Representations Reviewer Due					$0.00
		To indemnify asset representations reviewer
Reimburseable Expenses of the Servicer Due					$0.00
Past Due Reimburseable Expenses of the Servicer					$0.00
Total Reimburseable Expenses of the Servicer Due		To cover expenses of servicer		NH Credit	$0.00
				Company LLC
Total Principal Balance of Notes (Beginning of Period)					$835,690,000.00
A-1 notes Beginning Principal balance					$144,500,000.00
A-2a notes Beginning Principal balance					$297,500,000.00
A-3a notes Beginning Principal balance					$297,500,000.00
A-4a notes Beginning Principal balance					$77,400,000.00
B notes Beginning Principal balance					$18,790,000.00
		Coupon/	Swap Adj.
	Type	Spread	Coupon	Daycount
A-1 notes Current Interest Due	Fix	3.17100%	3.17100%	act/360	$292,744.96
A-2a notes Current Interest Due	Fix	3.94000%	3.94000%	30/360	$716,313.89
A-3a notes Current Interest Due	Fix	3.89000%	3.89000%	30/360	$707,223.61
A-4a notes Current Interest Due	Fix	3.91000%	3.91000%	30/360	$184,943.00
B notes Current Interest Due	Fix	4.33000%	4.33000%	30/360	$49,720.43

A-1 notes Past Due Interest					$0.00
A-2a notes Past Due Interest					$0.00
A-3a notes Past Due Interest					$0.00
A-4a notes Past Due Interest					$0.00
B notes Past Due Interest					$0.00

A-1 notes Interest Due on Past Due Interest					$0.00
A-2a notes Interest Due on Past Due Interest					$0.00
A-3a notes Interest Due on Past Due Interest					$0.00
A-4a notes Interest Due on Past Due Interest					$0.00
B notes Interest Due on Past Due Interest					$0.00

A-1 notes Total Interest Due					$292,744.96
A-2a notes Total Interest Due					$716,313.89
A-3a notes Total Interest Due					$707,223.61
A-4a notes Total Interest Due					$184,943.00
B notes Total Interest Due					$49,720.43

A-1 notes Principal Due					$9,841,241.50
A-2a notes Principal Due					$0.00
A-3a notes Principal Due					$0.00
A-4a notes Principal Due					$0.00

Class B notes Principal Due					$0.00

Total notes Interest Due					$1,950,945.89
Total notes Principal Due					$9,841,241.50
Total notes Distributable Amount					$11,792,187.39

2022-B	Page 3

CNH Equipment Trust 2022-B
$144,500,000 Class A-1 3.171% Asset Backed Notes due September 15, 2023
$297,500,000 Class A-2 3.940% Asset Backed Notes due December 15, 2025
$297,500,000 Class A-3 3.890% Asset Backed Notes due November 15, 2027
$77,400,000 Class A-4 3.910% Asset Backed Notes due March 15, 2028
$18,790,000 Class B 4.330% Asset Backed Notes due February 15, 2030

Actual Payment Date	9/15/2022

Cash Available for Distribution
Total Collections + Reinvestment Income For The Period	$15,489,248.70

Beginning Spread Account Balance	$18,803,039.50
Deposits from Spread Account to Distribution Account	$0.00

Total Cash Available	$15,489,248.70

Cash Allocation (Cashflow Waterfall)		Available
		Cash
Asset Representation Reviewer Fee, Expenses and Indemnities up to a Maximum of $200,000.00 Per Year Paid	$0.00
Asset Representation Reviewer Fee, Expenses and Indemnities up to a Maximum of $200,000.00 Per Year Paid Shortfall	$0.00
		15,489,248.70
Servicing Fee Paid	$696,408.87
Servicing Fee Shortfall	$0.00
		$14,792,839.83
Administration Fee Paid	$166.67
Administration Fee Shortfall	$0.00
		$14,792,673.16

Remaining Cash Available to Pay Note Interest & Swap Termination Payment		$14,792,673.16

Cash Available to Pay Note Interest	$14,792,673.16
Cash Available to Pay Termination Payment	$14,792,673.16

Class A-1 notes Interest Paid	$292,744.96
Class A-2a notes Interest Paid	$716,313.89
Class A-3a notes Interest Paid	$707,223.61
Class A-4a notes Interest Paid	$184,943.00
		$12,891,447.70
Class A-1 notes Interest Shortfall	$0.00
Class A-2a notes Interest Shortfall	$0.00
Class A-3a notes Interest Shortfall	$0.00
Class A-4a notes Interest Shortfall	$0.00

First Principal Payment Amount	$9,841,241.50

Class A-1 notes Principal Paid - excluding Turbo principal payment	$9,841,241.50
Class A-2a notes Principal Paid	$0.00
Class A-3a notes Principal Paid	$0.00
Class A-4a notes Principal Paid	$0.00
		3,050,206.20
Class B notes Interest Paid	$49,720.43
Class B notes Interest Shortfall	$0.00

Class B notes Principal Paid	$0.00
		3,000,485.77
Deposits to Spread Account	$0.00

Turbo Principal Payment Amount (this period)	$3,000,485.77

		0.00
Reimbursable Expenses of the Asset Representations Reviewer Paid	$0.00
Reimbursable Expenses of the Asset Representations Reviewer Shortfall	$0.00
		$0.00
Reimbursable expenses of the Servicer Paid	$0.00
Reimbursable expenses of the Servicer Shortfall	$0.00
		$0.00
Total Principal Balance of Notes (End of Period)	$822,848,272.73
A-1 notes Ending Principal balance	$131,658,272.73
A-2a notes Ending Principal balance	$297,500,000.00
A-3a notes Ending Principal balance	$297,500,000.00
A-4a notes Ending Principal balance	$77,400,000.00
B notes Ending Principal balance	$18,790,000.00

Life-to-Date Turbo Principal Payment Amount (overcollateralization)	$3,000,485.77

Release excess to the Certificateholders	$0.00	$0.00

2022-B	Page 4

CNH Equipment Trust 2022-B
$144,500,000 Class A-1 3.171% Asset Backed Notes due September 15, 2023
$297,500,000 Class A-2 3.940% Asset Backed Notes due December 15, 2025
$297,500,000 Class A-3 3.890% Asset Backed Notes due November 15, 2027
$77,400,000 Class A-4 3.910% Asset Backed Notes due March 15, 2028
$18,790,000 Class B 4.330% Asset Backed Notes due February 15, 2030

Actual Payment Date					9/15/2022

Summary and Factors					Amount	Factor	Per/$1000
Total Principal Balance of Notes (Beginning of Period)					$835,690,000.00	1.0000000	$1,000.00
A-1 notes Beginning Principal balance					$144,500,000.00	1.0000000	$1,000.00
A-2a notes Beginning Principal balance					$297,500,000.00	1.0000000	$1,000.00
A-3a notes Beginning Principal balance					$297,500,000.00	1.0000000	$1,000.00
A-4a notes Beginning Principal balance					$77,400,000.00	1.0000000	$1,000.00
B notes Beginning Principal balance					$18,790,000.00	1.0000000	$1,000.00

Total Principal Balance of Notes (End of Period)		WAL			$822,848,272.73	0.9846334	$984.63
A-1 notes Ending Principal balance		0.31	$144,500,000.00		$131,658,272.73	0.9111299	$911.13
A-2a notes Ending Principal balance		1.05	$297,500,000.00		$297,500,000.00	1.0000000	$1,000.00
A-3a notes Ending Principal balance		2.60	$297,500,000.00		$297,500,000.00	1.0000000	$1,000.00
A-4a notes Ending Principal balance		3.94	$77,400,000.00		$77,400,000.00	1.0000000	$1,000.00
B notes Ending Principal balance		3.98	$18,790,000.00		$18,790,000.00	1.0000000	$1,000.00

Class A-1 notes Interest Paid					$292,744.96	0.0020259	$2.03
Class A-2a notes Interest Paid					$716,313.89	0.0024078	$2.41
Class A-3a notes Interest Paid					$707,223.61	0.0023772	$2.38
Class A-4a notes Interest Paid					$184,943.00	0.0023894	$2.39
Class B notes Interest Paid					$49,720.43	0.0026461	$2.65

Class A-1 notes Interest Shortfall					$0.00	0.0000000	$0.00
Class A-2a notes Interest Shortfall					$0.00	0.0000000	$0.00
Class A-3a notes Interest Shortfall					$0.00	0.0000000	$0.00
Class A-4a notes Interest Shortfall					$0.00	0.0000000	$0.00
Class B notes Interest Shortfall					$0.00	0.0000000	$0.00

Class A-1 notes Principal Paid - including Turbo principal payment					$12,841,727.27	0.0888701	$88.87
Class A-2a notes Principal Paid					$0.00	0.0000000	$0.00
Class A-3a notes Principal Paid					$0.00	0.0000000	$0.00
Class A-4a notes Principal Paid					$0.00	0.0000000	$0.00
Class B notes Principal Paid					$0.00	0.0000000	$0.00

Spread Account
Required Spread Account Deposit (Add Loans)			2.25%		$0.00
Required Spread Account					$18,803,039.50
Beginning Spread Account Balance					$18,803,039.50
Spread Account Withdrawals to Distribution Account					$0.00
Spread Account Deposits from Excess Cash					$0.00
Spread Account Released to Seller					$0.00
Ending Spread Account Balance					$18,803,039.50

				Original
Purchases	Units	Cut-Off Date	Closing Date	Pool Balance

Initial Purchase	15,065	7/31/22	8/23/22	835,690,644.63
Subsequent Purchase #1	0			0.00
Subsequent Purchase #2	0			0.00
Total	15,065			835,690,644.63

Total Release to Seller					$696,575.54

"The Administrator hereby directs the Indenture Trustee to pay on the Payment Date set forth above from the Certificate Distribution Account to the Certificateholders, on a pro rata basis, zero payment ."

2022-B	Page 5

POOL STATISTICS

Collateral Composition

	Number of Receivables at Beginning of Period		15,065
	Number of Receivables at End of Period		14,954

	Weighted Average Coupon on Receivables		2.69
	Weighted Average Original Term on Receivables		61.85
	Weighted Average Remaining Term on Receivables		54.81

	Pool Factor		0.98463
	A-1 Note Pool Factor		0.91113
	A-2a Note Pool Factor		1.00000
	A-3a Note Pool Factor		1.00000
	A-4a Note Pool Factor		1.00000
	Class B Note Pool Factor		1.00000
	Unscheduled Contract Value Decline - Monthly		9,538,701.98
	Unscheduled Contract Value Decline - Life-to-Date		9,538,701.98
	Call Factor - based on Ending Contract Value		98.82%

Collateral Performance
		Contractural Delinquency (1):	Count	%	Amount	%
	31-60 Days delinquent		0	0.00%	0.00	0.00%
	61-90 Days delinquent		0	0.00%	0.00	0.00%
	91-120 Days delinquent		0	0.00%	0.00	0.00%
	121-150 Days delinquent		0	0.00%	0.00	0.00%
	151-180 Days delinquent		0	0.00%	0.00	0.00%
	181 + Days delinquent		0	0.00%	0.00	0.00%
	TOTAL		0	0.00%	0.00	0.00%
	Amounts Past Due (2)
	Scheduled Amounts 30 - 59 days past due		$0.00	0.00%
	Scheduled Amounts 60 days or more past due (3)		$0.00	0.00%

	ARR Delinquency Trigger (61+ Days Delinquent Receivables)

	Period (from Cutoff Date )

	1-12	10.00%
	13-48+	16.00%		Variance	Trigger

	End of Collection Period 61+ days delinquent Receivables as a percentage of the aggregate Statistical Contract Value		0.00%	10.0000%	10.00%

	Do end of Collection Period 61+ days delinquent Receivables as a percentage of the aggregate Statistical Contract Value meet or exceed the applicable ARR Delinquency Trigger percentage (did Delinquency Trigger occur)?		NO

	Net and Realized Losses		Amount	Count (4)%

	Net Losses (5)		$0.00	-		0.00%
	Write Down Amount on 180 Day Receivables		$0.00
	Monthly Realized Losses (Total)		$0.00
	Net Losses as a % of the Average Pool Balance		0.000%
	Average Net Losses on all Receivables that have experienced a Net Loss this period		$0.00

	Life-to-Date Net Losses		$0.00	-
	Cumulative Write Down Amount on 180 Day Receivables		$0.00
	Cumulative Realized Losses (Total)		$0.00
	Life-to-Date Net Losses as a % of the Initial Pool Balance		0.000%
	Average Net Loss on all Receivables that have experienced a Net Loss		$0.00
	Cumulative Net Loss Ratio		0.0000%

	Repossession Inventory and 180-Day Receivables
	Repossessed Equipment not Sold or Reassigned (Beginning) (6)		$0.00
	Repossessed Equipment not Sold or Reassigned (End)		$0.00

	Balance of 180 Day Receivables (Beg of month) (7)		$0.00
	Balance of 180 Day Receivables (End of month)		$0.00

	(1) Delinquent amount represents, for all Receivables (including 180 Day and Repossessed Receivables, but excluding Liquidated or Purchased Receivables) with respect to which any amounts are delinquent, the outstanding principal balance plus any missed interest, with Repossessed Receivables stated at their estimated realizable value.
	(2) Scheduled amount past due represents the amount of missed principal and interest payments plus any fees.
	(3) This number is utilized to calculate Delinquency Ratio with respect to the Specified Spread Account Reduction Trigger.
	(4) The sum of the monthly count of Receivables will not equal the life-to-date count of Receivables due to loss activity on the same Receivable occurring in multiple months. Duplicate Receivables have been removed from the life-to-date count.
	(5) Net Losses are the sum of (a) the estimated realizable loss at the time of repossession, (b) full charge-off if written off without a repossession and (c) adjustment to the estimated realizable loss for proceeds from the liquidation of Repossessed Receivables. Net Loss percentages and Average Net Losses are based on Net Losses excluding Write Down Amounts on 180-Day Receivables.
	(6) Repossessd Receivables are stated at estimated realized value.
	(7) Balance of 180- Day Receivables is stated at outstanding principal balance and any fees.

		STATEMENTS TO NOTEHOLDERS

1	Has there been a material change in practices with respect to charge offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience ?		NO

2	Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period ?		NO

3	Have there been any material breaches of representations, warranties or covenants contained in the Receivables ?		NO

4	Has there been an issuance of notes or other securities backed by the Receivables ?		NO

5	Has there been a material change in the underwriting, origination or acquisition of Receivables ?		NO

RISK RETENTION STATEMENT

1) Percentage of the fair value required to retain			5.00%
2) Fair value amount required to retain			$43,271,161.00
3) Percentage of the fair value actually retained - eligible Horizontal residual interest			3.44%
4) Fair value amount actually retained - eligible Horizontal residual interest (Certificates)			$29,733,224.00
5) Percentage of the fair value actually retained - eligible Horizontal cash reserve account			2.17%
6) Fair value amount actually retained - eligible Horizontal cash reserve account (EHCRA)			$18,803,040.00

2022-B	Page 6

Interest and principal Payments Pursuant to Section 5.6 (d) and (e) (II) of the sale and Servicing Agreement
Distribution Amount	Class A-1 Notes
1. Interest Due on each Payment Date (assuming no Principal Reduction)

9/15/2022	292,744.96
10/15/2022	347,906.99
11/15/2022	359,503.89
12/15/2022	347,906.99
1/15/2023	359,503.89
2/15/2023	359,503.89
3/15/2023	324,713.19
4/15/2023	359,503.89
5/15/2023	347,906.99
6/17/2023	382,697.68
7/15/2023	324,713.19
8/15/2023	359,503.89
9/16/2023	371,100.78

2. Total Outstanding Principal Payment Due at Final Scheduled Maturity Date	131,658,272.73
3. Final Scheduled Maturity Date	September 15, 2023

Distribution Amount	Class A-2 Notes	Class A-3 Notes	Class A-4 Notes

1. Interest Due on each following Payment Date (assuming no Principal Reduction)	716,313.89	707,223.61	184,943.00

2. Total Outstanding Principal Payment Due at Final Scheduled Maturity Date	297,500,000.00	297,500,000.00	77,400,000.00
3. Final Scheduled Maturity Date	December 15, 2025	November 15, 2027	March 15, 2028

Distribution Amount	Class B Notes

1. Interest Due on each following Payment Date (assuming no Principal Reduction)	49,720.43

2. Total Outstanding Principal Payment Due at Final Scheduled Maturity Date	18,790,000.00
3. Final Scheduled Maturity Date	February 15, 2030

2022-B	Page 7